Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
April 30, 2024
ASE-NPRT1-0624
1.884782.112
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	130,300	2,200,767
Entertainment - 1.6%
Lions Gate Entertainment Corp. Class B (a)	108,800	1,025,984
Live Nation Entertainment, Inc. (a)	20,400	1,813,764
Netflix, Inc. (a)	26,010	14,322,146
Roblox Corp. (a)	59,800	2,126,488
Roku, Inc. Class A (a)	21,000	1,210,860
Spotify Technology SA (a)	27,770	7,787,819
Take-Two Interactive Software, Inc. (a)	9,500	1,356,695
The Walt Disney Co.	170,587	18,952,216
TKO Group Holdings, Inc.	65,221	6,174,472
		54,770,444
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A	400,900	65,258,502
Class C	379,220	62,434,781
Angi, Inc. (a)	473,400	998,874
Bumble, Inc. (a)	30,100	304,010
IAC, Inc. (a)	5,480	260,629
Match Group, Inc. (a)	40,200	1,238,964
Meta Platforms, Inc. Class A	184,840	79,512,623
Pinterest, Inc. Class A (a)	37,400	1,251,030
Snap, Inc. Class A (a)	510,920	7,689,346
Zoominfo Technologies, Inc. (a)	9,230	146,388
		219,095,147
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	951,622	1,836,630
Charter Communications, Inc. Class A (a)	20,200	5,169,988
Comcast Corp. Class A	109,338	4,166,871
Liberty Broadband Corp.:
Class A (a)	69,900	3,504,087
Class C (a)	21,400	1,064,222
		15,741,798
TOTAL COMMUNICATION SERVICES		291,808,156
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.1%
Aptiv PLC (a)	77,100	5,474,100
Automobiles - 1.2%
General Motors Co.	238,500	10,620,405
Tesla, Inc. (a)	164,800	30,204,544
		40,824,949
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	829,179	145,106,325
Etsy, Inc. (a)	61,600	4,230,072
Kohl's Corp.	37,900	907,326
		150,243,723
Distributors - 0.2%
Genuine Parts Co.	46,200	7,263,102
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	39,500	6,263,515
Booking Holdings, Inc.	3,390	11,702,382
Caesars Entertainment, Inc. (a)	49,300	1,765,926
Chipotle Mexican Grill, Inc. (a)	500	1,579,800
Churchill Downs, Inc.	16,900	2,180,100
Domino's Pizza, Inc.	5,400	2,858,058
Dutch Bros, Inc. (a)	19,200	540,672
Marriott International, Inc. Class A	40,500	9,563,265
McDonald's Corp.	15,400	4,204,816
Red Rock Resorts, Inc.	26,100	1,386,432
Starbucks Corp.	96,600	8,548,134
Yum! Brands, Inc.	74,300	10,494,875
		61,087,975
Household Durables - 0.1%
D.R. Horton, Inc.	16,100	2,294,089
Leisure Products - 0.1%
YETI Holdings, Inc. (a)(b)	78,800	2,814,736
Specialty Retail - 1.8%
AutoZone, Inc. (a)	600	1,773,840
Burlington Stores, Inc. (a)	20,100	3,616,794
Five Below, Inc. (a)	14,900	2,180,466
Group 1 Automotive, Inc.	6,100	1,793,522
Lithia Motors, Inc. Class A (sub. vtg.)	10,000	2,543,800
Lowe's Companies, Inc.	103,400	23,574,166
The Home Depot, Inc.	60,079	20,079,603
TJX Companies, Inc.	47,696	4,487,717
		60,049,908
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	103,600	3,675,728
lululemon athletica, Inc. (a)	11,300	4,074,780
NIKE, Inc. Class B	181,200	16,717,512
PVH Corp.	28,500	3,100,800
Tapestry, Inc.	132,600	5,293,392
VF Corp.	51,800	645,428
		33,507,640
TOTAL CONSUMER DISCRETIONARY		363,560,222
CONSUMER STAPLES - 5.5%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.) (b)	33,400	1,598,190
Constellation Brands, Inc. Class A (sub. vtg.)	25,465	6,454,359
Keurig Dr. Pepper, Inc.	265,510	8,947,687
Monster Beverage Corp. (a)	143,986	7,696,052
PepsiCo, Inc.	51,590	9,075,197
The Coca-Cola Co.	446,145	27,558,377
		61,329,862
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	192,400	3,924,960
BJ's Wholesale Club Holdings, Inc. (a)	18,400	1,374,112
Costco Wholesale Corp.	34,530	24,961,737
Dollar Tree, Inc. (a)	11,483	1,357,865
Maplebear, Inc. (NASDAQ)	14,500	494,885
Target Corp.	21,600	3,477,168
Walmart, Inc.	278,901	16,552,774
		52,143,501
Food Products - 0.5%
Lamb Weston Holdings, Inc.	32,269	2,689,298
McCormick & Co., Inc. (non-vtg.)	39,315	2,990,299
Mondelez International, Inc.	76,496	5,503,122
The J.M. Smucker Co.	38,200	4,387,270
		15,569,989
Household Products - 1.0%
Energizer Holdings, Inc.	23,200	666,304
Procter & Gamble Co.	206,978	33,778,810
		34,445,114
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	32,353	4,746,509
Kenvue, Inc.	332,856	6,264,350
		11,010,859
Tobacco - 0.4%
Philip Morris International, Inc.	133,400	12,664,996
TOTAL CONSUMER STAPLES		187,164,321
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (a)	178,500	3,348,660
Weatherford International PLC (a)	69,600	8,603,952
		11,952,612
Oil, Gas & Consumable Fuels - 3.7%
ConocoPhillips Co.	151,900	19,081,678
Exxon Mobil Corp.	600,924	71,071,281
Hess Corp.	47,000	7,402,030
Phillips 66 Co.	101,000	14,464,210
Valero Energy Corp.	93,500	14,947,845
		126,967,044
TOTAL ENERGY		138,919,656
FINANCIALS - 13.5%
Banks - 4.5%
Bank of America Corp.	494,662	18,307,441
Citigroup, Inc.	242,571	14,876,879
Citizens Financial Group, Inc.	153,300	5,229,063
JPMorgan Chase & Co.	325,938	62,495,352
KeyCorp	470,518	6,817,806
M&T Bank Corp.	45,714	6,600,644
PNC Financial Services Group, Inc.	94,137	14,427,437
Wells Fargo & Co.	388,448	23,042,735
		151,797,357
Capital Markets - 2.9%
Bank of New York Mellon Corp.	209,482	11,833,638
BlackRock, Inc. Class A	13,570	10,240,465
Cboe Global Markets, Inc.	22,571	4,088,737
CME Group, Inc.	34,909	7,318,323
Coinbase Global, Inc. (a)	16,600	3,385,238
Interactive Brokers Group, Inc.	22,707	2,614,030
Intercontinental Exchange, Inc.	54,300	6,991,668
LPL Financial	24,820	6,679,807
MarketAxess Holdings, Inc.	31,106	6,224,000
Moody's Corp.	20,477	7,583,247
Morgan Stanley	203,828	18,515,736
State Street Corp.	115,400	8,365,346
StepStone Group, Inc. Class A	36,696	1,323,625
Tradeweb Markets, Inc. Class A	30,900	3,142,839
Virtu Financial, Inc. Class A	101,326	2,198,774
		100,505,473
Consumer Finance - 0.2%
Discover Financial Services	58,622	7,429,166
Financial Services - 3.3%
Apollo Global Management, Inc.	184,934	20,043,147
Block, Inc. Class A (a)	149,882	10,941,386
Corpay, Inc. (a)	24,286	7,337,772
Fiserv, Inc. (a)	65,364	9,979,122
Global Payments, Inc.	79,390	9,746,710
MasterCard, Inc. Class A	16,900	7,625,280
MGIC Investment Corp.	159,830	3,241,352
Screaming Eagle Acquisition Corp. (a)	5,400	57,996
Screaming Eagle Acquisition Corp. (c)(d)	40,484	369,578
UWM Holdings Corp. Class A (b)	497,725	3,135,668
Visa, Inc. Class A	140,979	37,868,369
Voya Financial, Inc.	33,623	2,291,744
		112,638,124
Insurance - 2.6%
Arch Capital Group Ltd. (a)	63,744	5,962,614
Arthur J. Gallagher & Co.	42,365	9,942,642
Chubb Ltd.	66,732	16,592,244
Everest Re Group Ltd.	10,897	3,992,770
Globe Life, Inc.	46,361	3,531,317
Hartford Financial Services Group, Inc.	144,847	14,034,226
Marsh & McLennan Companies, Inc.	59,105	11,787,310
Progressive Corp.	53,040	11,045,580
Reinsurance Group of America, Inc.	26,138	4,887,545
Unum Group	116,340	5,898,438
		87,674,686
TOTAL FINANCIALS		460,044,806
HEALTH CARE - 12.0%
Biotechnology - 1.5%
Exact Sciences Corp. (a)	13,800	819,030
Gilead Sciences, Inc.	191,700	12,498,840
Moderna, Inc. (a)	119,000	13,126,890
Regeneron Pharmaceuticals, Inc. (a)	24,200	21,553,972
Vertex Pharmaceuticals, Inc. (a)	4,400	1,728,364
		49,727,096
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	34,600	3,666,562
Boston Scientific Corp. (a)	655,210	47,089,943
Intuitive Surgical, Inc. (a)	54,200	20,087,604
Penumbra, Inc. (a)	23,600	4,636,692
Shockwave Medical, Inc. (a)	16,000	5,283,040
Stryker Corp.	85,700	28,838,050
		109,601,891
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	13,000	961,220
Cencora, Inc.	103,200	24,669,960
CVS Health Corp.	125,500	8,497,605
Elevance Health, Inc.	29,900	15,804,542
Surgery Partners, Inc. (a)	295,962	7,384,252
Tenet Healthcare Corp. (a)	7,800	875,862
UnitedHealth Group, Inc.	76,700	37,099,790
		95,293,231
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	18,100	529,968
Danaher Corp.	86,400	21,307,968
Thermo Fisher Scientific, Inc.	16,300	9,270,136
		31,108,072
Pharmaceuticals - 3.6%
Eli Lilly & Co.	79,866	62,383,333
Merck & Co., Inc.	400,500	51,752,610
Royalty Pharma PLC	347,200	9,617,440
		123,753,383
TOTAL HEALTH CARE		409,483,673
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
General Electric Co.	178,189	28,834,544
Howmet Aerospace, Inc.	121,200	8,090,100
Lockheed Martin Corp.	30,400	14,133,872
Northrop Grumman Corp.	14,100	6,838,923
The Boeing Co. (a)	83,375	13,993,660
TransDigm Group, Inc.	10,200	12,729,906
		84,621,005
Air Freight & Logistics - 0.2%
FedEx Corp.	26,600	6,963,348
Building Products - 0.9%
Trane Technologies PLC	101,600	32,241,744
Construction & Engineering - 0.2%
Quanta Services, Inc.	29,000	7,498,240
Electrical Equipment - 1.8%
AMETEK, Inc.	124,200	21,692,772
Eaton Corp. PLC	27,900	8,879,454
GE Vernova LLC	44,547	6,847,319
Hubbell, Inc. Class B	22,500	8,336,700
Nextracker, Inc. Class A (a)	287,662	12,309,057
Vertiv Holdings Co.	38,400	3,571,200
		61,636,502
Ground Transportation - 1.5%
CSX Corp.	348,000	11,560,560
Old Dominion Freight Lines, Inc.	73,800	13,410,198
Uber Technologies, Inc. (a)	198,760	13,171,825
Union Pacific Corp.	51,100	12,118,876
		50,261,459
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	46,300	8,923,399
Machinery - 2.9%
Caterpillar, Inc.	47,700	15,958,989
Deere & Co.	9,400	3,679,254
Dover Corp.	100,100	17,947,930
Fortive Corp.	118,200	8,896,914
Ingersoll Rand, Inc.	238,900	22,294,148
Parker Hannifin Corp.	52,500	28,607,775
		97,385,010
TOTAL INDUSTRIALS		349,530,707
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	83,700	21,474,072
Lumentum Holdings, Inc. (a)	120,800	5,286,208
		26,760,280
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. (a)	423,445	12,131,699
Jabil, Inc.	174,617	20,493,051
		32,624,750
IT Services - 0.6%
EPAM Systems, Inc. (a)	32,400	7,622,424
MongoDB, Inc. Class A (a)	35,200	12,854,336
Snowflake, Inc. (a)	10,800	1,676,160
		22,152,920
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (a)	157,426	24,933,130
Astera Labs, Inc.	6,400	542,464
Astera Labs, Inc. (j)	102,816	8,714,684
Broadcom, Inc.	39,200	50,970,584
First Solar, Inc. (a)	103,500	18,247,050
Marvell Technology, Inc.	252,900	16,668,639
Micron Technology, Inc.	224,500	25,359,520
NVIDIA Corp.	190,720	164,785,894
NXP Semiconductors NV	56,800	14,551,592
ON Semiconductor Corp. (a)	303,668	21,305,347
		346,078,904
Software - 9.3%
Confluent, Inc. (a)	160,200	4,504,824
Datadog, Inc. Class A (a)	172,800	21,686,400
HubSpot, Inc. (a)	11,100	6,714,057
Ibotta, Inc.	1,500	153,405
Intuit, Inc.	23,200	14,514,384
Microsoft Corp.	607,700	236,595,837
Oracle Corp.	185,700	21,123,375
UiPath, Inc. Class A (a)	578,000	10,964,660
		316,256,942
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	874,936	149,027,849
Dell Technologies, Inc.	190,300	23,718,992
		172,746,841
TOTAL INFORMATION TECHNOLOGY		916,620,637
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	12,377	2,925,180
Cabot Corp.	20,500	1,870,215
Corteva, Inc.	74,100	4,011,033
Dow, Inc.	96,200	5,473,780
DuPont de Nemours, Inc.	19,085	1,383,663
Ecolab, Inc.	33,400	7,553,410
Element Solutions, Inc.	105,800	2,447,154
Koppers Holdings, Inc.	21,100	1,082,008
Linde PLC	41,786	18,425,955
LyondellBasell Industries NV Class A	22,900	2,289,313
Olin Corp.	40,600	2,122,568
Sherwin-Williams Co.	4,600	1,378,206
The Chemours Co. LLC	108,400	2,899,700
Tronox Holdings PLC	124,000	2,106,760
Westlake Corp.	10,200	1,503,072
		57,472,017
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,139	2,429,883
Vulcan Materials Co.	8,900	2,292,907
		4,722,790
Containers & Packaging - 0.2%
Aptargroup, Inc.	25,600	3,696,128
Avery Dennison Corp.	9,000	1,955,520
Crown Holdings, Inc.	12,100	993,047
		6,644,695
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	174,534	8,716,228
Ivanhoe Electric, Inc. (a)	78,700	794,870
Newmont Corp.	19,500	792,480
Nucor Corp.	22,300	3,758,219
		14,061,797
TOTAL MATERIALS		82,901,299
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	40,400	6,931,024
COPT Defense Properties (SBI)	35,000	838,950
Crown Castle, Inc.	38,000	3,563,640
CubeSmart	103,900	4,201,716
Digital Realty Trust, Inc.	10,100	1,401,678
Equinix, Inc.	8,700	6,186,657
Equity Lifestyle Properties, Inc.	58,900	3,551,081
Essex Property Trust, Inc.	9,900	2,437,875
Extra Space Storage, Inc.	8,034	1,078,806
Invitation Homes, Inc.	279,600	9,562,320
Mid-America Apartment Communities, Inc.	16,700	2,171,000
Omega Healthcare Investors, Inc.	56,000	1,702,960
Prologis, Inc.	77,400	7,898,670
Public Storage	15,800	4,099,310
Simon Property Group, Inc.	37,000	5,199,610
Sun Communities, Inc.	19,200	2,137,344
Terreno Realty Corp.	26,500	1,440,275
Ventas, Inc.	58,500	2,590,380
Welltower, Inc.	65,700	6,259,896
		73,253,192
Real Estate Management & Development - 0.1%
Digitalbridge Group, Inc.	48,100	790,764
Jones Lang LaSalle, Inc. (a)	9,600	1,734,720
		2,525,484
TOTAL REAL ESTATE		75,778,676
UTILITIES - 2.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	25,100	2,159,353
Constellation Energy Corp.	31,388	5,836,285
Duke Energy Corp.	8,700	854,862
Edison International	57,100	4,057,526
Entergy Corp.	36,700	3,914,789
Evergy, Inc.	30,400	1,594,480
Eversource Energy	43,118	2,613,813
Exelon Corp.	20,000	751,600
FirstEnergy Corp.	85,600	3,281,904
NextEra Energy, Inc.	167,614	11,225,110
NRG Energy, Inc.	23,400	1,700,478
PG&E Corp.	539,293	9,227,303
PPL Corp.	131,100	3,600,006
Southern Co.	95,400	7,011,900
Xcel Energy, Inc.	40,300	2,165,319
		59,994,728
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	115,800	2,072,820
Vistra Corp.	66,800	5,066,112
		7,138,932
Multi-Utilities - 0.3%
NiSource, Inc.	106,800	2,975,448
Sempra	102,088	7,312,563
		10,288,011
TOTAL UTILITIES		77,421,671
TOTAL COMMON STOCKS (Cost $1,843,153,132)		3,353,233,824

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Skyryse, Inc. Series B (a)(d)(e)	37,900	767,096

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (a)(e)	69,906	568,336

TOTAL PREFERRED STOCKS (Cost $2,193,679)		1,335,432

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 5/16/24 to 5/30/24 (g) (Cost $2,869,185)	2,880,000	2,869,095

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	56,813,960	56,825,323
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	3,653,860	3,654,225
TOTAL MONEY MARKET FUNDS (Cost $60,478,427)		60,479,548

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,908,694,423)	3,417,917,899
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(17,294,426)
NET ASSETS - 100.0%	3,400,623,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	Jun 2024	20,268,000	(497,603)	(497,603)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,136,674 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,899.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $8,714,684 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Screaming Eagle Acquisition Corp.	12/22/23	389,861

Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	55,613,975	163,557,631	162,346,198	917,972	(85)	-	56,825,323	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	2,333,484	34,163,251	32,842,510	3,153	-	-	3,654,225	0.0%
Total	57,947,459	197,720,882	195,188,708	921,125	(85)	-	60,479,548

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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